Related Party Transactions (Details) - Schedule of balances due from related parties - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Related Party Transactions (Details) - Schedule of balances due from related parties [Line Items]
Due from related parties		$ 1,934,855	$ 36,221
Shenzhen Yi Jia [Member]
Related Party Transactions (Details) - Schedule of balances due from related parties [Line Items]
Due from related parties		1,872,035	31,297
Tuanfang Liu [Member]
Related Party Transactions (Details) - Schedule of balances due from related parties [Line Items]
Due from related parties		$ 62,820	$ 4,924